Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis	The Company has adopted compensation recovery policy effective October 2, 2023 (referred to as the "Incentive Compensation Clawback Policy") as required by NYSE American listing rules and pursuant to Rule 10D-1 of the Exchange Act. The Company amended and restated the Incentive Compensation Clawback Policy, effective January 23, 2025 (the "Amended Incentive Compensation Clawback Policy"). The Amended Incentive Compensation Clawback Policy is filed as Exhibit 97.1 to this annual report. At no time during or after the fiscal year ended December 31, 2024 (as of the date of this annual report), was the Company required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the Incentive Compensation Clawback Policy or the Amended Incentive Compensation Clawback Policy and, as of December 31, 2024, there was no outstanding balance of erroneously awarded compensation to be recovered from the application of the Incentive Compensation Clawback Policy or the Amended Incentive Compensation Clawback Policy to a prior restatement.
Aggregate Erroneous Compensation Not Yet Determined	there was no outstanding balance of erroneously awarded compensation to be recovered from the application of the Incentive Compensation Clawback Policy or the Amended Incentive Compensation Clawback Policy to a prior restatement.
Forgone Recovery, Explanation of Impracticability	the Company required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the Incentive Compensation Clawback Policy or the Amended Incentive Compensation Clawback Policy